Investments held at fair value - Schedule of Reconciliation of Fair Value Investments Cash Flows to Cash Flow Statements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Available-for-sale financial assets [abstract]
Cash outflow from investments held at fair value	£ 204	£ 416
Cash outflow from loans and other receivables	12	32
Cash outflows from investments per cash flow statement	216	448
Cash inflow from investments held at fair value	(288)	(372)
Cash inflow from loans and other receivables	(11)	(33)
Cash inflows from investments per cash flow statement	£ (299)	£ (405)